BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2014
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

9. BUSINESS COMBINATIONS

For Primary and Commercial Services

        On June 14, 2011, the Company completed its acquisition of SG International Investments Limited ("Shanggu") which is a business engaged in primary real estate agency services and will allow the Company to enlarge its market share. The Company initially acquired 55% of the equity interest of Shanggu and will acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control, which is considered a put right (note 2(u)). The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. Pursuant to the acquisition agreement, the total initial purchase consideration is estimated to be approximately RMB94.9 million which is based on projected future net income between Jun 30, 2012 and June 30, 2013. The Company made an initial acquisition payment of approximately RMB25.0 million in July 2011 with the remaining purchase consideration of the first 55% of equity stake payable between 2012 and 2015. The contingent payment was recognized as a liability on the acquisition date based on its fair value, which was estimated to be approximately RMB69.9 million based on the projected future net income of Shanggu between July 2011 and June 2013. The contingent consideration payable will be marked to its fair value each reporting period through earnings. The Company re-measured the fair value of the contingent consideration and reduced the corresponding liability which resulted in a gain of RMB22.2 million for the year ended December 31, 2013 into its consolidated statements of operations. There was no fair value change for the year ended December 31, 2014 (in RMB thousands).

	Amount	Estimated Useful life
Net tangible assets acquired	—
Intangible assets acquired:
Brand name	45,214	Indefinite
Customer relationships	13,811	7 years
Goodwill	128,705
Redeemable non-controlling interest	(67,185)
Non-controlling interest	(10,846)
Deferred tax liabilities	(14,756)

Total purchase consideration	94,943

Including: Initial acquisition payment in cash	25,000
Contingent consideration	69,943

        There were no tangible assets and liabilities acquired in the Shanggu acquisition as Shanggu had no assets or liabilities other than its brand name, customer relationships, management team and its operational processes.

        The Group has determined that the brand name acquired in Shanggu acquisition has the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the brand name. Consequently, the carrying amount of the brand name is not amortized but is tested for impairment annually on November 30, or whenever events or changes in circumstances indicate that the carrying value of the brand name may not be recoverable. Such impairment test consists of a comparison of the fair value of the brand name with its carrying amount, and an impairment loss is recognized if and when the carrying amount of the brand name exceeds its fair value. The indefinite-live intangible asset is reassessed each reporting period to determine whether events or circumstance continue to support an indefinite useful life.

        The amortizable intangible assets have estimated useful lives of 7 years. Goodwill represents unidentifiable intangible assets, which is calculated as the excess of the purchase price over the estimated fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill is attributable to the significant synergies expected to arise after the Company's acquisition of Shanggu. The Group has recorded an impairment loss on Shanggu business of RMB10.8 million and RMB20.4 million for the year ended December 31, 2012 and 2013. The Group had no impairment loss for the year ended December 31, 2014.

        The following summarizes the Group's redeemable non-controlling interest as of December 31, 2013 and 2014 (in RMB thousands)

Balance as of December 31, 2012	53,752
Purchases, sales, issuances, and settlements (net)	—
Total losses for the period	(10,973)

Balance as of December 31, 2013	42,779
Reclassification	(42,779)
Balance as of December 31, 2014	—

        By December 31, 2011, the Company and the non-controlling interest shareholder, Mr. Wu Jiang, had made an additional capital contribution of RMB2.8 million and RMB2.4 million respectively to Shanggu in accordance with their voting interests at the time.

        Subsequent to the acquisition, as of December 31, 2013 and 2014, Shanggu had generated RMB112.7 million and RMB94.4 million in revenue from its primary agent service business. The net loss incurred was RMB6.5 million and RMB0.9 million for the year 2013 and 2014, respectively.

        In April, 2014, the Company entered into a supplemental acquisition agreement relating to Shanggu with Mr. Wu Jiang, the non-controlling shareholder of Shanggu. Pursuant to the supplemental agreement, (i) the put right of the seller (Note 2 (u)) to enforce the Company to acquire another 35% of the equity of Shanggu between 2014 and 2019 will be waived, (ii) Shanggu will pay dividends every half year according to the audited net profit after retaining operation cash of RMB10 million, and (iii) the Company reserves the right to acquire an additional 5% equity interest in Shanggu.

        Pursuant to the supplemental agreement, the 35% non-controlling interest has been reclassified from temporary equity to permanent equity on the date the supplemental acquisition agreement was executed.

        On April 1, 2014, Shanggu reached a dividend payment agreement with Mr. Wu Jiang, the non-controlling shareholder of Shanggu. Pursuant to the agreement, Shanggu paid dividend of approximately RMB5.9 million to Mr. Wu jiang in proportion to the number of shares he owned.